Non-operating expenses (Tables)	6 Months Ended
Jun. 30, 2023
Non-operating Expenses
Non-Operating Expenses - Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2023	2022
Foreign exchange losses	253	111
Financial charges	2	1
Interest expense	52	—
Other	6	1
Total non-operating expenses	313	113